Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income	$ 4,202,103	$ 5,266,802
Adjustments to reconcile net income to net cash used in operating activities:
Interest income from investments held in Trust Account	(7,184,341)	(6,187,823)
Changes in operating assets and liabilities:
Prepaid expenses	(105,134)	180,748
Accounts payable	66,373	(85,141)
Accrued expenses	61,194	(5,000)
Accrued expenses—related parties	10,472	(5,385)
Franchise tax payable	194,520	5,480
Income tax payable	(44,449)	44,449
Net cash used in operating activities	(2,799,262)	(785,870)
Cash Flows from Investing Activities
Interest released from Trust Account	2,589,684	750,000
Net cash provided by investing activities	2,589,684	750,000
Net change in cash	(209,578)	(35,870)
Cash—beginning of the year	892,518	928,388
Cash—end of the year	682,940	892,518
Supplemental disclosure of noncash transactions:
Change in value of Class A common stock subject to possible redemption	10,205,550	$ 5,266,810
Change in deferred underwriting commissions	6,003,456
Supplemental cash flow disclosure:
Cash paid for income taxes	$ 1,708,127